INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income before provision for income tax	$ 246,993,826	$ 154,580,964	$ 136,902,200
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 61,748,457	$ 38,645,241	$ 34,225,550
Effect of non-deductible and super deduction expenses	(2,244,191)	1,853,002	1,331,053
Effect of income tax exemptions and preferential tax rates	(37,390,108)	(26,256,983)	(12,830,838)
Effect of income tax rate difference in other jurisdictions	14,949,433	16,575,113	10,159,093
Change in valuation allowance	7,590,134	3,249,316	597,886
Provision for income tax	$ 44,653,725	$ 34,065,689	$ 33,482,744